Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on Balance Sheets (Parenthetical) (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Common Class A [Member]
Statement of Financial Position [Abstract]
Temporary equity, par value	0.0001	0.0001
Common stock, par value	0.0001	0.0001
Common Class B [Member]
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001